Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Common stock [Member]	Capital surplus [Member]	Treasury stock [member]	Retained earnings [Member]	Other components of equity [member]	Equity attributable to owners of the parent [Member]	Non-controlling interests [Member]
Beginning balance at Mar. 31, 2021	¥ 9,372,839	¥ 86,067	¥ 172,049	¥ (273,786)	¥ 8,901,266	¥ 196,710	¥ 9,082,306	¥ 290,533
Comprehensive income for the year
Profit for the year	760,701				707,067		707,067	53,634
Other comprehensive income, net of tax	934,952					912,930	912,930	22,022
Total comprehensive income for the year	1,695,653				707,067	912,930	1,619,997	75,656
Reclassification to retained earnings					119,202	(119,202)
Transactions with owners and other
Dividends paid	(233,533)				(188,402)		(188,402)	(45,131)
Purchases of treasury stock	(62,758)			(62,758)			(62,758)
Disposal of treasury stock	578			578			578
Share-based payment transactions	(233)		(233)				(233)
Equity transactions and others			13,679	7,657			21,336	(21,336)
Total transactions with owners and other	(295,946)		13,446	(54,523)	(188,402)		(229,479)	(66,467)
Ending balance at Mar. 31, 2022	10,772,546	86,067	185,495	(328,309)	9,539,133	990,438	10,472,824	299,722
Comprehensive income for the year
Profit for the year	717,309				651,416		651,416	65,893
Other comprehensive income, net of tax	438,092					430,013	430,013	8,079
Total comprehensive income for the year	1,155,401				651,416	430,013	1,081,429	73,972
Reclassification to retained earnings					3,054	(3,054)
Transactions with owners and other
Dividends paid	(265,076)				(213,475)		(213,475)	(51,601)
Purchases of treasury stock	(157,001)			(157,001)			(157,001)
Disposal of treasury stock	379			379			379
Share-based payment transactions	94		94				94
Equity transactions and others	(4,052)							(4,052)
Total transactions with owners and other	(425,656)		94	(156,622)	(213,475)		(370,003)	(55,653)
Ending balance at Mar. 31, 2023	11,502,291	86,067	185,589	(484,931)	9,980,128	1,417,397	11,184,250	318,041
Comprehensive income for the year
Profit for the year	1,182,590				1,107,174		1,107,174	75,416
Other comprehensive income, net of tax	893,359					874,274	874,274	19,085
Total comprehensive income for the year	2,075,949				1,107,174	874,274	1,981,448	94,501
Reclassification to retained earnings					(17,715)	17,715
Transactions with owners and other
Dividends paid	(305,760)				(241,865)		(241,865)	(63,895)
Purchases of treasury stock	(250,513)			(250,513)			(250,513)
Disposal of treasury stock	504			504			504
Cancellation of treasury stock			(623)	184,132	(183,509)
Share-based payment transactions	3		3				3
Equity transactions and others	(16,602)		20,104			3,064	23,168	(39,770)
Total transactions with owners and other	(572,368)		19,484	(65,877)	(425,374)	3,064	(468,703)	(103,665)
Ending balance at Mar. 31, 2024	¥ 13,005,872	¥ 86,067	¥ 205,073	¥ (550,808)	¥ 10,644,213	¥ 2,312,450	¥ 12,696,995	¥ 308,877